Accounting information and policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Disclosure of Detailed Information about Effects of Hyperinflationary Economies
The main effects on the Group consolidated financial statements for 2023 are:

€ million	Argentina	Turkey	Total
Total assets increase/(reduction)	(205)	8	(197)
Turnover increase/(reduction)	(440)	12	(428)
Operating profit increase/(reduction)	(112)	(12)	(124)
Net monetary gain/(loss)	(203)	61	(142)

Summary of Recent Accounting Developments Adopted
The Group applied for the first-time amendments to the following standards from 1 January 2023.

Applicable standard	Key requirements	Impact on Group
IFRS 17 ‘Insurance Contracts’	The standard introduces a new model for accounting for insurance contracts.	We have reviewed existing arrangements and concluded that IFRS 17 has no impact to the consolidated Group financial statements.
IAS 12 ‘Income Taxes’	As of 23 May 2023, amendments to IAS 12 came into effect relating to International Tax Reform – Pillar Two Model Rules, whereby an entity shall disclose qualitative and quantitative information about its exposure to Pillar Two income taxes at the end of the reporting period. The amendments also provide a temporary mandatory exemption from deferred tax accounting for the top-up tax, which is effective immediately.	As of 31 December 2023, we have applied the exemption to not recognise any deferred tax relating to top-up tax arising from the Pillar Two legislation.

We have disclosed the Group's potential exposure to Pillar Two legislation in note 6.

Summary of New Standards, Amendments and Interpretations of Existing Standards that are Not Yet Effective and Have Not Been Early Adopted by the Group
New standards, amendments and interpretations of existing standards that are not yet effective and have not been early adopted by the Group
The following standards have been released but are not yet adopted by the Group. Based on initial review the Group does not currently believe adoption of the following standards/amendments will have a material impact on the consolidation results or financial position of the Group.

Applicable standard	Key requirements or changes in accounting policy
Amendments to IAS 7 and IFRS 7 – 'Supplier Finance Arrangements' Effective from the year ended 31 December 2024.	The amendments introduce additional disclosure requirements for companies that enter into supplier finance arrangements. The amendments require qualitative and quantitative information to be disclosed about those arrangements.
Amendments to IAS 21 ‘The Effects of Changes in Foreign Exchange Rates’ Effective from the year ended 31 December 2025	In August 2023, the International Accounting Standards Board (IASB) amended IAS 21 to clarify whether a currency is exchangeable, and how to determine a spot rate if it is not.